Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		$ 3,491	$ 2,459	$ 2,480
Financial Assets at fair value through profit or loss		668	829	210
Subtotal Financial Assets		4,159	3,288	2,690
Non-financial Assets		622	817	308
Total		4,781	4,105	2,998
Financial liabilities at amortized cost		14,155	12,807	11,405
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		14,155	12,807	11,405
Non-financial liabilities		13	280	9
Total		14,168	13,087	11,414
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[1]	1,224	293	232
Financial Assets at fair value through profit or loss	[1]	0	0	0
Subtotal Financial Assets	[1]	1,224	293	232
Non-financial Assets	[1]	622	622	308
Total	[1]	1,846	915	540
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[2]	1,740	1,487	1,063
Financial Assets at fair value through profit or loss	[2]	0	0	0
Subtotal Financial Assets	[2]	1,740	1,487	1,063
Non-financial Assets	[2]	0	195	0
Total	[2]	1,740	1,682	1,063
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		0	0	158
Financial Assets at fair value through profit or loss		262	390	114
Subtotal Financial Assets		262	390	272
Non-financial Assets		0	0	0
Total		262	390	272
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		527	679	1,027
Financial Assets at fair value through profit or loss		406	439	96
Subtotal Financial Assets		933	1,118	1,123
Non-financial Assets		0	0	0
Total		933	1,118	1,123
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		571	776	666
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		571	776	666
Non-financial liabilities		0	0	0
Total		571	776	666
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		10,581	8,942	8,190
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		10,581	8,942	8,190
Non-financial liabilities		0	0	0
Total		10,581	8,942	8,190
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		771	216	232
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		771	216	232
Non-financial liabilities		1	268	2
Total		772	484	234
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		2,232	2,873	2,317
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		2,232	2,873	2,317
Non-financial liabilities		12	12	7
Total		$ 2,244	$ 2,885	$ 2,324

[1]	Does not include the provision for other doubtful receivables.
[2]	Does not include the provision for doubtful trade receivables.